SHAREHOLDERS' EQUITY (Treasury Purchase Plan) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity, Class of Treasury Stock [Line Items]
Exercise of options, shares		85,000	6,666